Leases	9 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 13 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from 2.4 to 3.2 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants. The lease covering the Company’s 19,436 square foot headquarters in Irvine, California provides the Company an option to extend the lease for one additional five-year term, with rent at the then prevailing market rate. The lease requires a security deposit of $400, which is recorded in other assets in the condensed consolidated balance sheets.

The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Nine months ended June 30,
	2024	2023
Operating lease cost	$307	$303
Short-term lease cost	88	227
Total lease cost	$395	$530

Cash paid for amounts included in the measurement of operating lease liabilities for the nine months ended June 30, 2024 and 2023 was $413 and $396, respectively. As of June 30, 2024, the weighted-average remaining lease term was 3.1 years, and the weighted-average discount rate was 15.6%.

During the nine months ended June 30, 2024, the Company obtained a right-of-use asset valued at $192 in connection with a business acquisition. The Company has also amended an office lease to provide for the use of additional space, which is not yet available for the Company’s use. At such time as the additional space is available to it — which the Company anticipates will occur in September 2024 — the Company expects to recognize an increase in the right-of-use asset and lease liability of approximately $792. There were no other leases that had not yet commenced as of June 30, 2024 that will create significant additional rights and obligations for the Company.

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of June 30, 2024:

Years ending September 30,
2024 (remaining three months)	$150
2025	617
2026	639
2027	532
Total minimum lease payments	1,938
Less: imputed interest	(393)
Present value of future minimum lease payments	1,545
Less: current obligations under leases	(406)
Long-term lease obligations	$1,139